SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurement - Changes in Fair Value Measurements (Details)	9 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) Y
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Beginning Balance	$ 1,058,633
Derivative liability issued with convertible debentures	0	$ 1,217,650
Change in fair value		(159,017)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance	$ 893,925	$ 1,058,633
Minimum | Expected term
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Measurement Input | Y		1.17
Minimum | Discount rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Measurement Input		7.12
Minimum | Derivative | Expected term
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Expected Term	5 months 1 day
Minimum | Derivative | Discount rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Measurement Input	7.12
Minimum | Derivative | Volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Measurement Input	75
Maximum | Expected term
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Measurement Input | Y		2
Maximum | Discount rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Measurement Input		11.09
Maximum | Derivative | Expected term
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Expected Term	2 years
Maximum | Derivative | Discount rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Measurement Input	15.00
Maximum | Derivative | Volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative Liability, Measurement Input	110.0